Employee benefit expenses - Summary of Employee benefit expenses (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Salaries	$ 4,930,701	$ 5,139,741	$ 4,741,380
Directors' remuneration	19,567	22,718	23,980
Labor and health insurance	471,894	477,338	432,568
Pension	200,962	215,840	195,359
Other personnel expenses	584,710	594,897	442,781
Total Employee benefit expenses	$ 6,207,834	$ 6,450,534	$ 5,836,068